Nature of the Business and Going Concern (Details Narrative) (10K) - CAD	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Accounting Policies [Abstract]
Working capital deficiency	CAD 451,468	CAD 765,356	CAD 845,406
Accumulated deficit	CAD 3,890,717	CAD 3,723,368	CAD 1,809,373